Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
March 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.11%
Fannie Mae REMICs
Series 2015-18 NS 1.666% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, =, •	811,547	$ 87,264
Series 2015-37 SB 1.166% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, =, •	1,618,358	150,779
Series 2016-48 US 1.646% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, =, •	1,702,565	113,654
Series 2017-33 AI 4.50% 5/25/47 Σ, =	737,990	88,748
Series 2019-13 IP 5.00% 3/25/49 Σ, =	557,770	112,257
Series 4740 SB 1.687% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, =, •	836,865	85,675
Total Agency Collateralized Mortgage Obligations (cost $1,241,444)		638,377

Agency Commercial Mortgage-Backed Securities — 0.80%
Fannie Mae Series 2017-M2 A2 2.826% 2/25/27 •	1,064,187	1,038,449
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103 X1 0.636% 11/25/29 =, ♦, •	1,992,098	48,443
Series K115 X1 1.318% 6/25/30 ♦, •	1,775,143	97,146
FREMF Mortgage Trust
Series 2016-K60 B 144A 3.542% 12/25/49 #, •	2,751,000	2,689,835
Series 2018-K73 B 144A 3.85% 2/25/51 #, •	600,000	585,522
Total Agency Commercial Mortgage-Backed Securities (cost $4,816,755)		4,459,395

Agency Mortgage-Backed Securities — 9.71%
Fannie Mae S.F. 15 yr
2.50% 4/1/36	1,447,011	1,346,988
3.00% 11/1/33	234,241	225,897
5.50% 10/1/38	429,048	436,197
Fannie Mae S.F. 30 yr
2.00% 6/1/50	2,462,338	1,977,308
2.00% 3/1/51	2,371,330	1,898,704
2.50% 8/1/50	451,877	382,439
2.50% 2/1/52	775,633	646,138
2.50% 3/1/52	340,175	283,388
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 8/1/50	624,296	$ 549,142
3.00% 12/1/51	829,106	727,882
3.00% 2/1/52	1,817,344	1,589,395
3.00% 6/1/52	241,298	211,077
3.00% 7/1/52	237,165	205,656
3.50% 1/1/48	251,454	232,262
3.50% 6/1/52	5,301,014	4,788,578
3.50% 9/1/52	1,470,946	1,343,369
4.00% 3/1/47	1,531,414	1,449,136
4.00% 5/1/51	80,461	75,784
4.00% 9/1/52	177,606	165,743
4.00% 12/1/54	142,809	133,262
4.50% 10/1/52	1,683,161	1,612,870
4.50% 2/1/53	1,728,641	1,656,634
5.00% 8/1/53	726,119	717,905
5.50% 10/1/52	1,070,462	1,074,713
5.50% 11/1/52	759,319	765,602
5.50% 3/1/53	1,404,235	1,404,927
5.50% 7/1/53	138,559	138,556
6.00% 12/1/52	1,036,273	1,057,688
6.00% 5/1/53	319,949	327,044
6.00% 6/1/53	72,999	74,304
6.00% 7/1/53	363,612	374,741
6.00% 9/1/53	458,401	465,671
Fannie Mae S.F. 30 yr TBA
5.50% 4/1/55	2,329,000	2,325,904
6.00% 4/1/55	1,951,000	1,981,518
Freddie Mac S.F. 20 yr
2.00% 8/1/42	1,775,814	1,516,501
2.50% 2/1/42	764,501	673,598
2.50% 3/1/42	469,932	413,734
3.00% 3/1/37	554,951	520,336
Freddie Mac S.F. 30 yr
2.50% 11/1/51	3,109,378	2,634,431
2.50% 1/1/52	1,309,087	1,102,582
3.00% 1/1/52	1,304,101	1,133,063
4.00% 8/1/52	821,563	768,072
4.00% 9/1/52	1,146,259	1,072,394
4.50% 7/1/52	97,764	93,720
4.50% 9/1/52	842,467	807,284
4.50% 10/1/52	1,547,950	1,483,305
4.50% 11/1/52	1,500,412	1,437,808
5.00% 7/1/52	487,677	486,363
5.00% 9/1/52	924,093	916,074
5.00% 11/1/52	137,553	135,210
5.00% 2/1/53	169,365	166,349
5.00% 6/1/53	1,797,381	1,765,363
5.50% 9/1/52	885,541	890,130
5.50% 11/1/52	658,888	663,623
5.50% 3/1/53	337,389	340,855
NQ- IV090 [0325] 0525 (4478434)    1

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 9/1/53	699,788	$ 708,361
GNMA II S.F. 30 yr
3.00% 12/20/51	423,916	375,677
3.00% 1/20/52	392,587	347,912
5.00% 9/20/52	593,219	586,360
5.50% 2/20/54	390,885	394,169
Total Agency Mortgage-Backed Securities (cost $54,963,376)		54,079,696

Collateralized Debt Obligations — 0.48%
AGL CLO Series 2022-17A AR 144A 5.253% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	350,000	348,545
Aimco CLO Series 2021-15A D1R 144A 0.00% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •, ^^	125,000	123,782
Ballyrock CLO 18Series 2021-18A C1R 144A 6.071% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	100,000	99,475
Canyon Capital CLO Series 2019-2A AR2 144A 5.319% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	200,000	199,252
Canyon CLO Series 2020-2A AR2 144A 5.326% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	250,000	249,225
CBAMR Series 2021-15A D1R 144A 7.204% (TSFR03M + 2.90%, Floor 2.90%) 1/20/38 #, •	100,000	99,305
CIFC Funding Series 2025-1A D1 144A 6.746% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	150,000	147,197
Dryden 109 CLO Series 2022-109A DR 144A 7.009% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	150,000	146,300
Elmwood CLO 22Series 2023-1A D1R 144A 7.084% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, =, •	100,000	100,000
Madison Park Funding XXVII Series 2018-27A D1R 144A 7.167% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	150,000	148,356
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Magnetite Xlv Series 2025-45A D1 144A 0.00% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •, ^^	100,000	$ 99,026
Oaktree CLO Series 2020-1A D1RR 144A 6.916% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	150,000	147,263
OFSI BSL XII Series 2023-12A D1R 144A 7.505% (TSFR03M + 3.20%, Floor 3.20%) 1/20/38 #, •	100,000	99,483
TCW CLO Series 2019-2A D1R2 144A 7.317% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	150,000	147,798
Zais CLO 16 Series 2020-16A A1R2 144A 5.446% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	500,000	498,483
Total Collateralized Debt Obligations (cost $2,675,000)		2,653,490

Corporate Bonds — 10.15%
Banking — 2.22%
Bank of America
4.375% 1/27/27 μ, ψ	45,000	43,970
5.162% 1/24/31 μ	255,000	258,577
5.518% 10/25/35 μ	295,000	289,566
5.819% 9/15/29 μ	519,000	537,949
6.204% 11/10/28 μ	380,000	395,010
Bank of New York Mellon
4.942% 2/11/31 μ	200,000	201,820
6.30% 3/20/30 μ, ψ	170,000	174,662

BPCE 144A 5.936% 5/30/35 #, μ	250,000	252,034
Citibank
5.438% 4/30/26	250,000	252,721
5.488% 12/4/26	320,000	325,451
5.57% 4/30/34	360,000	370,085
Citigroup
5.612% 3/4/56 μ	160,000	156,397
6.02% 1/24/36 μ	170,000	171,689
6.75% 2/15/30 μ, ψ	200,000	198,265
7.00% 8/15/34 μ, ψ	115,000	119,515
Deutsche Bank
6.72% 1/18/29 μ	200,000	209,405
6.819% 11/20/29 μ	335,000	355,342
7.146% 7/13/27 μ	150,000	154,229

Fifth Third Bancorp 6.361% 10/27/28 μ	627,000	651,640

2    NQ- IV090 [0325] 0525 (4478434)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
5.016% 10/23/35 μ	280,000	$ 272,361
5.561% 11/19/45 μ	225,000	219,370
5.734% 1/28/56 μ	265,000	264,145
6.484% 10/24/29 μ	235,000	248,288

Huntington Bancshares 6.208% 8/21/29 μ	230,000	239,484
JPMorgan Chase & Co.
5.012% 1/23/30 μ	170,000	171,925
5.14% 1/24/31 μ	150,000	152,372
5.571% 4/22/28 μ	190,000	193,818
6.254% 10/23/34 μ	88,000	94,544

KeyBank 5.85% 11/15/27	80,000	82,203
KeyCorp 6.401% 3/6/35 μ	130,000	137,399
Lloyds Banking Group 5.721% 6/5/30 μ	200,000	206,119
Morgan Stanley
5.516% 11/19/55 μ	195,000	190,632
5.831% 4/19/35 μ	619,000	641,759
6.138% 10/16/26 μ	135,000	136,067
6.296% 10/18/28 μ	224,000	232,989
6.407% 11/1/29 μ	155,000	163,626
PNC Financial Services Group
5.575% 1/29/36 μ	135,000	137,464
5.676% 1/22/35 μ	145,000	148,475
6.875% 10/20/34 μ	245,000	270,972

Popular 7.25% 3/13/28	130,000	134,891
State Street 4.993% 3/18/27	215,000	217,863
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	470,000	468,446
144A 7.00% 2/10/30 #, μ, ψ	200,000	197,466
US Bancorp
2.491% 11/3/36 μ	1,245,000	1,034,539
4.653% 2/1/29 μ	167,000	167,127
5.046% 2/12/31 μ	200,000	201,689
5.384% 1/23/30 μ	65,000	66,329
5.424% 2/12/36 μ	110,000	110,715
5.678% 1/23/35 μ	145,000	148,285
5.727% 10/21/26 μ	37,000	37,220
6.787% 10/26/27 μ	95,000	98,183

Wells Fargo & Co. 5.244% 1/24/31 μ	155,000	157,632
		12,362,724
Basic Industry — 0.51%
Celanese US Holdings
6.50% 4/15/30	20,000	19,872
6.75% 4/15/33	170,000	165,189

Cleveland-Cliffs 144A 7.00% 3/15/32 #	365,000	350,699
Dow Chemical 5.95% 3/15/55	245,000	237,297
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

FMG Resources August 2006 144A 5.875% 4/15/30 #	375,000	$ 370,644
Freeport-McMoRan 5.45% 3/15/43	540,000	506,798
Magnera 144A 7.25% 11/15/31 #	190,000	185,023
Novelis 144A 4.75% 1/30/30 #	215,000	200,667
Nucor 5.10% 6/1/35	240,000	236,751
Suzano Austria 2.50% 9/15/28	600,000	546,290
		2,819,230
Brokerage — 0.22%
Blackstone Reg Finance 5.00% 12/6/34	265,000	261,364
Jefferies Finance 144A 5.00% 8/15/28 #	200,000	188,194
Jefferies Financial Group
2.625% 10/15/31	630,000	532,956
5.875% 7/21/28	213,000	218,764
		1,201,278
Capital Goods — 0.63%
Amcor Flexibles North America 144A 5.50% 3/17/35 #	135,000	135,541
Amphenol 2.20% 9/15/31	195,000	167,400
Boeing
2.196% 2/4/26	385,000	376,758
6.858% 5/1/54	645,000	701,182

Bombardier 144A 7.25% 7/1/31 #	360,000	361,674
Deere & Co. 5.70% 1/19/55	125,000	130,297
Goat Holdco 144A 6.75% 2/1/32 #	190,000	186,133
Northrop Grumman
4.75% 6/1/43	55,000	49,720
5.20% 6/1/54	225,000	210,890

Resideo Funding 144A 6.50% 7/15/32 #	370,000	369,578
Standard Industries 144A 4.375% 7/15/30 #	483,000	446,060
TransDigm 144A 6.875% 12/15/30 #	360,000	368,224
		3,503,457
Communications — 0.70%
AT&T 6.30% 1/15/38	40,000	43,529
Charter Communications Operating 3.85% 4/1/61	1,360,000	826,621
Consolidated Communications 144A 6.50% 10/1/28 #	95,000	91,837
Crown Castle 1.05% 7/15/26	415,000	395,679

NQ- IV090 [0325] 0525 (4478434)    3

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Meta Platforms
4.30% 8/15/29	120,000	$ 120,005
4.55% 8/15/31	50,000	50,139
4.75% 8/15/34	105,000	104,294
5.40% 8/15/54	120,000	117,662

Midcontinent Communications 144A 8.00% 8/15/32 #	375,000	379,636
Rogers Communications 5.30% 2/15/34	655,000	643,189
Sirius XM Radio 144A 4.125% 7/1/30 #	425,000	377,904
Sprint Capital 6.875% 11/15/28	255,000	272,317
T-Mobile USA
5.125% 5/15/32	75,000	75,501
5.75% 1/15/34	95,000	99,005
5.875% 11/15/55	225,000	226,672

Verizon Communications 2.875% 11/20/50	135,000	84,140
		3,908,130
Consumer Cyclical — 0.63%
Alibaba Group Holding 2.125% 2/9/31	500,000	437,182
Caesars Entertainment 144A 6.50% 2/15/32 #	360,000	359,097
Carnival 144A 4.00% 8/1/28 #	285,000	272,845
Ford Motor Credit
5.80% 3/8/29	200,000	198,141
6.80% 5/12/28	200,000	205,483
6.95% 6/10/26	200,000	203,141
General Motors Financial
5.60% 6/18/31	65,000	65,045
5.90% 1/7/35	80,000	79,279
5.95% 4/4/34	290,000	288,740
Home Depot
1.875% 9/15/31	1,000,000	847,937
4.875% 6/25/27	70,000	70,998
VICI Properties
144A 4.625% 12/1/29 #	85,000	82,540
4.95% 2/15/30	285,000	282,801
5.625% 4/1/35	95,000	94,535
		3,487,764
Consumer Non-Cyclical — 0.53%
AbbVie 5.35% 3/15/44	95,000	94,010
Bunge Limited Finance 4.20% 9/17/29	330,000	324,472
Eli Lilly & Co.
5.10% 2/12/35	200,000	204,024
5.50% 2/12/55	140,000	141,854

HCA 5.45% 9/15/34	270,000	267,771
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Mars
144A 4.80% 3/1/30 #	265,000	$ 266,581
144A 5.20% 3/1/35 #	235,000	236,265
144A 5.65% 5/1/45 #	160,000	160,443
144A 5.70% 5/1/55 #	185,000	184,976

Nestle Holdings 144A 1.875% 9/14/31 #	1,000,000	852,171
PepsiCo 5.00% 2/7/35	70,000	70,660
Sysco 5.10% 9/23/30	125,000	126,927
		2,930,154
Electric — 0.91%
Appalachian Power 4.50% 8/1/32	350,000	335,458
Berkshire Hathaway Energy 2.85% 5/15/51	160,000	98,250
Constellation Energy Generation 5.75% 3/15/54	280,000	269,699
Dominion Energy
6.625% 5/15/55 μ	145,000	144,344
Series A 6.875% 2/1/55 μ	180,000	186,420

DTE Energy 5.10% 3/1/29	185,000	187,507
Duke Energy 6.45% 9/1/54 μ	65,000	65,053
Exelon 5.45% 3/15/34	95,000	96,652
Fells Point Funding Trust 144A 3.046% 1/31/27 #	385,000	373,153
Nevada Power 5.90% 5/1/53	260,000	260,502
NextEra Energy Capital Holdings
5.55% 3/15/54	210,000	200,961
6.375% 8/15/55 μ	70,000	70,250
6.50% 8/15/55 μ	90,000	91,974

NRG Energy 144A 6.25% 11/1/34 #	230,000	226,617
Oglethorpe Power 6.20% 12/1/53	45,000	46,101
Pacific Gas & Electric 3.00% 6/15/28	1,154,000	1,085,398
PacifiCorp
5.10% 2/15/29	45,000	45,858
5.45% 2/15/34	80,000	80,685
5.80% 1/15/55	75,000	73,248

Southern California Edison 5.20% 6/1/34	175,000	170,924
Virginia Electric and Power 2.45% 12/15/50	480,000	271,822
Vistra Operations
144A 5.125% 5/13/25 #	384,000	384,393
144A 6.00% 4/15/34 #	80,000	80,911
144A 6.95% 10/15/33 #	200,000	214,988
		5,061,168
Energy — 1.36%
Archrock Partners 144A 6.625% 9/1/32 #	95,000	95,460

4    NQ- IV090 [0325] 0525 (4478434)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
BP Capital Markets America
2.721% 1/12/32	215,000	$ 188,798
4.812% 2/13/33	105,000	103,275
5.227% 11/17/34	385,000	387,129
ConocoPhillips
5.00% 1/15/35	200,000	198,070
5.05% 9/15/33	445,000	446,773
5.50% 1/15/55	190,000	183,765

Diamondback Energy 5.75% 4/18/54	365,000	344,421
Enbridge
5.25% 4/5/27	180,000	182,311
5.75% 7/15/80 μ	455,000	440,708
6.70% 11/15/53	105,000	113,537
Energy Transfer
5.95% 5/15/54	145,000	138,569
6.05% 9/1/54	200,000	194,375
6.10% 12/1/28	350,000	365,521
Enterprise Products Operating
3.30% 2/15/53	260,000	173,787
4.95% 2/15/35	125,000	123,316
5.35% 1/31/33	45,000	46,138
5.55% 2/16/55	125,000	121,498

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	405,200	357,488
Hilcorp Energy I 144A 6.25% 4/15/32 #	375,000	350,822
Kinder Morgan 5.95% 8/1/54	555,000	543,011
NGL Energy Operating 144A 8.375% 2/15/32 #	145,000	145,487
Occidental Petroleum
5.375% 1/1/32	105,000	103,529
5.55% 10/1/34	565,000	552,399
6.125% 1/1/31	270,000	277,752
ONEOK
5.05% 11/1/34	80,000	77,267
5.70% 11/1/54	130,000	121,762

Targa Resources Partners 5.00% 1/15/28	770,000	770,312
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	520,000	447,959
		7,595,239
Finance Companies — 0.90%
AerCap Ireland Capital DAC 2.45% 10/29/26	2,155,000	2,082,995
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Air Lease
4.125% 12/15/26 μ, ψ	639,000	$ 608,152
4.625% 10/1/28	153,000	152,442
5.10% 3/1/29	111,000	112,277
5.20% 7/15/31	30,000	30,147

Apollo Debt Solutions BDC 6.70% 7/29/31	660,000	681,339
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #	120,000	119,043
144A 6.00% 11/22/34 #	280,000	269,548
Blue Owl Credit Income
144A 5.80% 3/15/30 #	425,000	416,948
144A 6.60% 9/15/29 #	160,000	162,659

HPS Corporate Lending Fund 144A 5.95% 4/14/32 #	175,000	172,700
UWM Holdings 144A 6.625% 2/1/30 #	225,000	223,377
		5,031,627
Industrials — 0.02%
Quikrete Holdings 144A 6.375% 3/1/32 #	140,000	141,003
		141,003
Insurance — 0.39%
200 Park Funding Trust 144A 5.74% 2/15/55 #	165,000	163,864
Aon 5.00% 9/12/32	635,000	636,422
Aon North America 5.30% 3/1/31	125,000	127,946
Arthur J Gallagher & Co. 5.00% 2/15/32	195,000	195,113
Athene Holding
3.45% 5/15/52	385,000	247,359
3.95% 5/25/51	175,000	125,427
6.625% 10/15/54 μ	155,000	153,875

Howden UK Refinance 144A 7.25% 2/15/31 #	220,000	222,273
Marsh & McLennan 5.35% 11/15/44	330,000	322,714
		2,194,993
Natural Gas — 0.13%
Atmos Energy
2.85% 2/15/52	150,000	92,755
5.75% 10/15/52	270,000	272,294

Sempra 6.40% 10/1/54 μ	375,000	356,622
		721,671
Real Estate Investment Trusts — 0.06%
Extra Space Storage 5.40% 2/1/34	310,000	310,518
		310,518

NQ- IV090 [0325] 0525 (4478434)    5

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology — 0.86%
Accenture Capital
4.05% 10/4/29	155,000	$ 152,854
4.25% 10/4/31	715,000	702,218
4.50% 10/4/34	630,000	608,985

Amentum Holdings 144A 7.25% 8/1/32 #	365,000	359,439
Broadcom 5.05% 7/12/29	630,000	638,910
CDW 3.276% 12/1/28	555,000	523,965
Cloud Software Group 144A 6.50% 3/31/29 #	265,000	257,793
Entegris 144A 4.75% 4/15/29 #	150,000	144,739
Foundry JV Holdco 144A 6.10% 1/25/36 #	210,000	215,247
KLA 4.95% 7/15/52	295,000	270,483
Leidos 5.50% 3/15/35	215,000	214,447
Oracle
3.60% 4/1/50	71,000	49,365
5.25% 2/3/32	225,000	228,005
6.00% 8/3/55	110,000	109,936
Synopsys
5.15% 4/1/35	165,000	165,932
5.70% 4/1/55	125,000	124,203
		4,766,521
Transportation — 0.08%
Union Pacific
5.10% 2/20/35	190,000	191,712
5.60% 12/1/54	280,000	281,472
		473,184
Total Corporate Bonds (cost $57,206,570)		56,508,661

Government Agency Obligations — 0.14%
Aeropuerto Internacional de Tocumen 144A 4.00% 8/11/41 #	500,000	374,700
Comision Federal de Electricidad 144A 3.875% 7/26/33 #	500,000	412,142
Total Government Agency Obligations (cost $1,000,000)		786,842

Non-Agency Asset-Backed Securities — 1.51%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	350,000	354,380
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	200,000	206,373
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	1,012,854
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	350,000	$ 350,873
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,008,147
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	525,000	526,766
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	200,000	202,418
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	775,000	785,976
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,020,208
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	1,000,000	1,009,705
World Omni Auto Receivables Trust Series 2023-C A3 5.15% 11/15/28	1,900,000	1,909,119
Total Non-Agency Asset-Backed Securities (cost $8,310,639)		8,386,819

Non-Agency Collateralized Mortgage Obligations — 0.70%
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.836% (SOFR + 1.50%) 1/25/45 #, •	100,000	99,412
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.84% (SOFR + 1.50%) 10/25/43 #, •	1,037,812	1,038,630
Series 2025-R02 1M2 144A 5.936% (SOFR + 1.60%) 2/25/45 #, •	560,000	558,679
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 6.19% (SOFR + 1.85%) 11/25/43 #, •	370,145	373,847
Series 2024-DNA3 M2 144A 5.79% (SOFR + 1.45%) 10/25/44 #, •	770,000	769,075

PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, φ	1,076,875	1,052,681
Total Non-Agency Collateralized Mortgage Obligations (cost $3,867,154)		3,892,324

6    NQ- IV090 [0325] 0525 (4478434)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 2.38%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	1,465,000	$ 1,333,050
Series 2020-BN25 A5 2.649% 1/15/63	1,000,000	897,820
Series 2024-BNK47 A5 5.716% 6/15/57	750,000	784,557

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,000,000	873,886
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	2,000,000	1,710,709
Series 2020-B19 A5 1.85% 9/15/53	450,000	384,342
Series 2020-B21 A5 1.978% 12/17/53	250,000	212,761
Series 2021-B24 A5 2.584% 3/15/54	2,000,000	1,729,016
Series 2021-B25 A5 2.577% 4/15/54	2,000,000	1,733,526

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	2,000,000	1,796,309
GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,000,000	1,774,886
Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,061,524)		13,230,862

Loan Agreements — 0.51%
Basic Industry — 0.02%
A-Ap Buyer 7.075% (SOFR01M + 2.75%) 9/9/31 •	124,688	124,843
		124,843
Brokerage — 0.05%
Jefferies Finance 7.319% (SOFR01M + 3.00%) 10/21/31 •	91,770	91,655
June Purchaser 7.467% (SOFR06M + 3.25%) 11/28/31 •	158,571	158,919
		250,574
Capital Goods — 0.14%
Alliance Laundry Systems Tranche B 7.072% (SOFR03M + 2.75%) 8/19/31 •	136,000	135,728
Azorra Soar TLB Finance 7.799% (SOFR03M + 3.50%) 10/18/29 •	89,550	90,221
Quikrete Holdings Tranche B3 6.575% (SOFR01M + 2.25%) 2/10/32 •	235,000	232,818
	Principalamount°	Value (US $)

Loan Agreements (continued)
Capital Goods (continued)
White Cap Buyer Tranche C 7.575% (SOFR01M + 3.25%) 10/19/29 •	309,225	$ 300,451
		759,218
Communications — 0.03%
Midcontinent Communications 6.819% (SOFR01M + 2.50%) 8/16/31 •	167,160	167,299
		167,299
Consumer Non-Cyclical — 0.04%
Cotiviti TBD 3/29/32 X	236,000	232,312
		232,312
Electric — 0.04%
Lightning Power Tranche B 6.549% (SOFR03M + 2.25%) 8/18/31 •	208,476	207,620
		207,620
Financial Services — 0.03%
Dragon Buyer 7.299% (SOFR03M + 3.00%) 9/30/31 •	189,525	188,483
		188,483
Insurance — 0.05%
AmWINS Group 6.575% (SOFR01M + 2.25%) 1/30/32 •	279,300	277,305
		277,305
Technology — 0.07%
Amentum Holdings 6.575% (SOFR01M + 2.25%) 9/29/31 •	249,375	242,400
Icon Parent I 7.315% (SOFR03M + 3.00%) 11/13/31 •	140,000	139,003
		381,403
Transportation — 0.04%
Stonepeak Nile Parent TBD 2/3/32 X	240,000	239,363
		239,363
Total Loan Agreements (cost $2,843,509)		2,828,420

Sovereign Bond — 0.07%
Mexico — 0.07%
Mexico Government International Bond 5.00% 4/27/51	500,000	384,538
Total Sovereign Bond (cost $578,229)		384,538

NQ- IV090 [0325] 0525 (4478434)    7

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series   (Unaudited)
	Principalamount°	Value (US $)

US Treasury Obligations — 5.68%
US Treasury Bonds
2.375% 2/15/42	4,615,000	$ 3,426,908
3.00% 2/15/49	560,000	423,620
3.875% 2/15/43	1,595,000	1,460,391
4.25% 8/15/54	1,410,000	1,331,349
4.375% 2/15/38	2,520,000	2,538,408
4.50% 11/15/54	1,810,000	1,783,981
4.625% 5/15/54	180,000	180,636

US Treasury Floating Rate Notes 4.348% (USBMMY3M + 0.10%) 1/31/27 •	3,565,000	3,564,901
US Treasury Notes
3.75% 8/31/26	215,000	214,370
4.00% 7/31/29	3,335,000	3,344,315
4.00% 2/28/30	1,830,000	1,834,432
4.00% 3/31/30	2,910,000	2,916,025
4.50% 12/31/31	6,420,000	6,582,255
4.625% 2/15/35	1,980,000	2,045,742
Total US Treasury Obligations (cost $32,833,239)		31,647,333
	Number of shares
Common Stocks — 56.47%
Communication Services — 4.96%
Alphabet Class A	32,517	5,028,429
Deutsche Telekom	148,226	5,484,671
Meta Platforms Class A	9,709	5,595,879
Netflix †	5,921	5,521,510
Sea ADR †	46,064	6,010,892
		27,641,381
Consumer Discretionary — 6.82%
Amazon.com †	52,259	9,942,797
Amer Sports †	105,620	2,823,223
Ferrari	11,441	4,851,966
Hilton Worldwide Holdings	14,048	3,196,622
Home Depot	16,599	6,083,368
LVMH Moet Hennessy Louis Vuitton	10,211	6,312,228
Media Group Holdings Series H =, †	31,963	62,625
Media Group Holdings Series T =, †	4,006	0
Midea Group Class A	435,800	4,717,556
		37,990,385
Consumer Staples — 4.76%
BJ's Wholesale Club Holdings †	52,223	5,958,644
Casey's General Stores	14,185	6,156,857
Coca-Cola	73,407	5,257,409
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Diageo	165,154	$ 4,297,688
Procter & Gamble	28,516	4,859,697
		26,530,295
Energy — 1.02%
Canadian Natural Resources	88,016	2,710,893
ConocoPhillips	28,064	2,947,281
		5,658,174
Financials — 9.68%
Adyen 144A #, †	2,447	3,720,193
Allstate	25,026	5,182,134
Aon Class A	11,361	4,534,062
Banco Bilbao Vizcaya Argentaria	397,373	5,390,328
Blue Owl Capital	238,012	4,769,761
HDFC Bank	317,276	6,763,123
Intercontinental Exchange	39,120	6,748,200
KB Financial Group	65,458	3,511,838
Mastercard Class A	15,328	8,401,583
MNSN Holdings =, †	342	1,454
Morgan Stanley	41,831	4,880,423
		53,903,099
Healthcare — 5.87%
AstraZeneca	26,893	3,909,531
Danaher	12,272	2,515,760
Eli Lilly & Co.	8,185	6,760,073
Fresenius & Co. †	121,564	5,175,074
Genmab †	14,566	2,828,903
Hoya	48,600	5,437,083
Thermo Fisher Scientific	5,439	2,706,446
UnitedHealth Group	6,458	3,382,378
		32,715,248
Industrials — 7.21%
Airbus	31,897	5,614,319
BAE Systems	294,434	5,931,326
Carrier Global	77,869	4,936,895
CSX	135,584	3,990,237
Epiroc Class A	189,993	3,801,070
Howmet Aerospace	55,739	7,231,020
Ingersoll Rand	50,395	4,033,112
Siemens	20,177	4,623,105
		40,161,084
Information Technology — 14.11%
Apple	49,768	11,054,966
Broadcom	18,342	3,071,001
CDW	20,065	3,215,617
KLA	8,812	5,990,397
Microsoft	42,066	15,791,156
NVIDIA	88,250	9,564,535
Renesas Electronics	285,400	3,781,802

8    NQ- IV090 [0325] 0525 (4478434)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Salesforce	24,951	$ 6,695,850
SAP	27,683	7,315,779
SK Hynix	21,438	2,776,385
Taiwan Semiconductor Manufacturing	339,450	9,303,501
		78,560,989
Materials — 0.98%
Sherwin-Williams	15,652	5,465,522
		5,465,522
Utilities — 1.06%
NTPC	1,418,861	5,898,981
		5,898,981
Total Common Stocks (cost $282,913,683)		314,525,158

Preferred Stock — 0.03%
Financials — 0.03%
SVB Financial Trust 11/7/32 †	390	191,100
Total Preferred Stock (cost $197,630)		191,100

Exchange-Traded Funds — 4.10%
iShares US Treasury Bond ETF	247,622	5,691,591
Vanguard S&P 500 ETF	33,403	17,166,136
Total Exchange-Traded Funds (cost $23,444,651)		22,857,727
	Troy Ounces
Bullion — 5.98%
Gold	10,663	33,314,424
Total Bullion (cost $12,870,226)		33,314,424
	Number of shares
Short-Term Investments — 2.09%
Money Market Mutual Funds — 2.09%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	2,910,207	2,910,207
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	2,910,207	2,910,207
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	2,910,207	$ 2,910,207
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	2,910,207	2,910,207
Total Short-Term Investments (cost $11,640,828)		11,640,828

Total Value of Securities—100.91% (cost $514,464,457)		562,025,994
Liabilities Net of Receivables and Other Assets—(0.91%)★		(5,090,969)
Net Assets Applicable to 59,077,863 Shares Outstanding—100.00%		$556,935,025
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

NQ- IV090 [0325] 0525 (4478434)    9

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series   (Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $30,323,808, which represents 5.44% of the Series’ net assets.
^^	Represents a security with a settlement after March 31, 2025, at which time the interest rate will be reflected.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at March 31, 2025 through maturity date.
X	This loan will settle after March 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
★	Includes $407,193 cash collateral held at broker for futures contracts as of March 31, 2025.

Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
June Purchaser TBD 11/28/31 X	$26,429	$26,486	$26,429	$57
 The following futures contracts and swap contracts were outstanding at March 31, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
146	US Treasury 2 yr Notes	$30,247,094	$30,101,440	6/30/25	$145,654	$—	$(1,141)
(162)	US Treasury 5 yr Notes	(17,521,312)	(17,322,226)	6/30/25	—	(199,087)	5,063
(18)	US Treasury 10 yr Ultra Notes	(2,054,250)	(2,038,611)	6/18/25	—	(15,639)	(1,688)
109	US Treasury Long Bonds	12,783,656	12,663,017	6/18/25	120,639	—	20,438
(14)	US Treasury Ultra Bonds	(1,711,500)	(1,724,588)	6/18/25	13,088	—	(6,125)
Total Futures Contracts			$21,679,032		$279,381	$(214,726)	$16,547
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.43.V1[3] 12/20/29-Quarterly	2,800,000	5.000%	$154,131	$171,194	$(17,063)	$(2,697)
10    NQ- IV090 [0325] 0525 (4478434)

(Unaudited)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Series’ net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
BDC – Business Development Company
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBA – To be announced
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year

NQ- IV090 [0325] 0525 (4478434)    11